TAXES ON INCOME (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Income (loss) before taxes on income (tax benefit), as reported in the statements of income	$ (2,008)	$ 25,373	$ 24,513
Statutory tax rate in Israel	24.00%	25.00%	26.50%
Theoretical taxes on income (tax benefit)	$ (482)	$ 6,343	$ 6,496
Increase (decrease) in taxes resulting from:
Effect of foreign tax rates	(67)	(382)	117
Effect of “Approved, Beneficiary, Preferred or Preferred Technological Enterprise” status	(252)	(1,338)	(2,406)
Effect of the TCJA	(3,795)	0	0
Utilization of carry forward tax losses for which valuation allowance was provided	(153)	0	(195)
Non-deductible expenses	892	584	569
Losses and temporary differences for which valuation allowance was provided	1,050	377	127
Others	243	188	(495)
Taxes on income (tax benefit), as reported in the statements of income	$ (2,564)	$ 5,772	$ 4,213